Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000146928 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146928 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146928 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146928 [Member] | Macerich Co The REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146928 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146928 [Member] | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146928 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146928 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146928 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146928 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146928 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000146928 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000146928 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000146928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000146928 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000146928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146937 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146937 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146937 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146937 [Member] | Macerich Co The REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146937 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146937 [Member] | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146937 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146937 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146937 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146937 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146937 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146937 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146937 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146937 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000146937 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000146937 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000146937 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000146937 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000146937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146934 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146934 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146934 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146934 [Member] | Macerich Co The REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146934 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146934 [Member] | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146934 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146934 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146934 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146934 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146934 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146934 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146934 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146934 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000146934 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000146934 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000146934 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000146934 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000146934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146933 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146933 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146933 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146933 [Member] | Macerich Co The REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146933 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146933 [Member] | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146933 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146933 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146933 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146933 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146933 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146933 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146933 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146933 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000146933 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000146933 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000146933 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000146933 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000146933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146931 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146931 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146931 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146931 [Member] | Macerich Co The REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146931 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146931 [Member] | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146931 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146931 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146931 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146931 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146931 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146931 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146931 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146931 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000146931 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000146931 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000146931 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000146931 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000146931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146929 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146929 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146929 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146929 [Member] | Macerich Co The REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146929 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146929 [Member] | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146929 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146929 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146929 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146929 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146929 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146929 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146929 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146929 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000146929 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000146929 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000146929 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000146929 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000146929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146930 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146930 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146930 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146930 [Member] | Macerich Co The REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146930 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146930 [Member] | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146930 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146930 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146930 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146930 [Member] | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146930 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000146930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000146930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000146930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000146930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000146930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233728 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000233728 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233728 [Member] | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000233728 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233728 [Member] | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233728 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000233728 [Member] | Tamarack Valley Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233728 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233728 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233728 [Member] | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233728 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233728 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233728 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000233728 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000233728 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233728 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000233728 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233728 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233728 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000233728 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233728 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233728 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233728 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233728 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233728 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233728 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233728 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233728 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000233728 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233728 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233724 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000233724 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233724 [Member] | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000233724 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233724 [Member] | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233724 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000233724 [Member] | Tamarack Valley Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233724 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233724 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233724 [Member] | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233724 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233724 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233724 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233724 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233724 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000233724 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000233724 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233724 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000233724 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233724 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233724 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000233724 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233724 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233724 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233724 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233724 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233724 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233724 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233724 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233724 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000233724 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233724 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233723 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000233723 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233723 [Member] | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000233723 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233723 [Member] | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233723 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000233723 [Member] | Tamarack Valley Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233723 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233723 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233723 [Member] | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000233723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000233723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000233723 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233723 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233723 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000233723 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233723 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233723 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233723 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233723 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233723 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233723 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233723 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233723 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000233723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233723 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233727 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000233727 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233727 [Member] | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000233727 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233727 [Member] | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233727 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000233727 [Member] | Tamarack Valley Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233727 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233727 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233727 [Member] | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233727 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233727 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233727 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233727 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233727 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233727 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000233727 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000233727 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233727 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000233727 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233727 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233727 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000233727 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233727 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233727 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233727 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233727 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233727 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233727 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233727 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233727 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000233727 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233727 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233726 [Member] | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000233726 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233726 [Member] | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000233726 [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000233726 [Member] | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233726 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000233726 [Member] | Tamarack Valley Energy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000233726 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233726 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233726 [Member] | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233726 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233726 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000233726 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233726 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233726 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233726 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000233726 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000233726 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233726 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000233726 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000233726 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233726 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000233726 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233726 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233726 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233726 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233726 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000233726 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233726 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233726 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233726 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000233726 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000233726 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%